Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Leases
Expense for leases under the low value exemption	€ 4,915	€ 2,896	€ 197
Expense for variable lease payments not included in measurement of lease liabilities	0	0	0
Depreciation and interest expense	48,484	18,622	12,406
Rent concessions on leases	0	0	0
Non-current lease liabilities	145,741	176,718	40,483
Current lease liabilities	33,315	32,085	9,282
Lease receivables	13,621
Non-current lease receivables	9,751
Current lease receivables	3,870
Additional gross lease liabilities if all current extension options are exercised	133,400
Rent cash deposits	3,624	5,186
Interest expenses on leases	10,820	4,167	2,916
Payment of lease liabilities	€ 35,046	10,057	€ 7,925
Maximum
Leases
Property leases are exercisable before end of non-cancellable contract period	1 year
Other non-current assets
Leases
Rent cash deposits	€ 3,624	€ 1,846